UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

Wireless Fund

(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon, CA 92020

(Address of principal executive offices)               (Zip code)

Ross C. Provence

480 N. Magnolia Avenue, Suite 103, El Cajon, CA 92020

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Wireless Fund

Annual Report

September 30, 2007

Letter To Shareholders, November 2007

Dear Fellow Shareholders,

For the six-month period ended September 30, 2007, the Wireless Fund posted a total return of 28.68%.  For comparative purposes, the S&P 500 Index gained 8.44% and the Nasdaq Composite Index advance 11.99% over the same period.  Please see the average annual total returns section and the accompanying financial statements for the Fund's longer-term performance.  All return data includes reinvested dividends but does not reflect the impact of taxes.

The Radiotelephone Communications category represented the largest percentage of the Fund at 18.89%.  Golden Telecom Inc. (Nasdaq: GLDN) and China Unicom Ltd. (NYSE: CHU) were the two largest holdings in the Radiotelephone Communications sector.  Golden Telecom Inc. represented 4.28% of the Fund and China Unicom Ltd. represented 4.25% of the Fund.  Golden Telecom Inc., together with its subsidiaries, provides integrated telecommunication and Internet services in Russia and other countries of the Commonwealth of Independent States. It offers voice, data, and Internet services to corporations, operators, and consumers using its metropolitan digital overlay network in Moscow, St. Petersburg, Nizhny Novgorod, Khabarovsk, Arkhangelsk, Ufa, Vladivostok, Irkutsk, Kaliningrad, Ekaterinburg, Voronezh, Krasnodar, Tyumen, Volgograd, Samara, Tula, and Krasnoyarsk; and via intercity fiber optic and satellite-based networks, including approximately 289 combined access points in Russia and other countries of the CIS.  China Unicom, an integrated telecommunications operator, offers a range of telecommunications services in China. Its services include GSM and CDMA cellular, international and domestic long distance, and data and Internet services. The company also offers

2007 Semi-Annual Report  1

international roaming services, as well as value-added services, including short message services, ring tone services, and wireless data services. As of December 31, 2006, China Unicom served 105.873 million GSM cellular subscribers and 36.493 million CDMA cellular subscribers. It has a strategic alliance with SK Telecom Co., Ltd. to further develop CDMA cellular communication services in China. The company was founded in 2000 and is headquartered in Central, Hong Kong. China Unicom Limited is a subsidiary of China Unicom (BVI) Limited.

The Radio & TV Broadcasting & Communications Equipment category represented the second largest percentage of the portfolio at 16.01%.  Nokia (NYSE: NOK) and Motorola (NYSE: MOT) were the two largest holdings in this sector representing 5.21% and 4.77% of the Fund respectively.  Both Nokia and Motorola engage in the manufacture of mobile devices and mobile network equipment, as well as in the provision of related solutions and services worldwide.  Qualcomm (Nasdaq: QCOM) was the third largest holding in this category at 4.75% of the Fund.  Qualcomm is the pioneer and world leader of Code Division Multiple Access (CDMA) digital wireless technology.

With newer and faster technologies developing on a daily basis the wireless industry continues to be an exciting place to look for investment opportunities.  The development and release of the iPhone has brought in the new era of web application platforms for the mobile user.  I am always amazed at the incredible power the wireless industry brings to our everyday lives.  As always, we appreciate your confidence and continued support in Wireless Fund.

Sincerely,

Jeffrey R. Provence

2007 Semi-Annual Report  2

Wireless Fund Sector Distribution (Unaudited)

(As a Percentage of Net Assets)

  Industry Sector

                Percentage of Net Assets

  1. Radiotelephone Communications

       18.89%

  2. Radio & TV Broadcasting & Communications Equipment

                   16.01%

  3. Telephone Communications (No Radiotelephone)

                   14.88%

  4. Semiconductors and Related Devices

                   12.50%

  5. Communications Services

         9.43%

  6. Cash Equivalents Net of Liabilities in Excess of Other Assets

         9.29%

  7. Search, Detection, Navigation, Guidance, Aeronautical Systems

                     5.08%

  8. Telephone & Telegraph Apparatus

                                                         5.01%

  9. Measuring and Controlling Devices

                                                         3.55%

10. Computer Programming Services

                                                         2.61%

11. Electronic Computers

                                                                                 1.50%

12. Cable & Other Pay Television Services

                                                         1.25%

Average annual total returns for the periods ended 9/30/07 (4/3/00 Inception)

9/30/07 NAV $7.00

       Since

1 Year

3 Year

5 Year

              Inception

Wireless Fund

47.68%

             29.81%             30.33%

     -13.07%

Nasdaq**

20.58%

13.38%

18.95%                    -6.28%

Standard & Poor’s 500 Index***

16.44%

13.13%

15.45%

                    1.92%

*1Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Inception date of the Wireless Fund was April 3, 2000.

** The Nasdaq Composite (Nasdaq) is a capitalization-weighted index of all common stocks listed on Nasdaq and is an unmanaged group of stocks whose composition is different from the Fund.

*** The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-590-0898..

2007 Semi-Annual Report  3

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Value Trend Capital Management, LP, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.wireless-fund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-800-590-0898). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting of management fees. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) invested in the Fund on March 31, 2007 and held through September 30, 2007.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

  Expenses Paid

            Beginning

           Ending

             During the Period*

                     Account Value

      Account Value

March 31, 2007 to

                                 March 31, 2007

 September 30, 2007   September 30, 2007

Actual

  $1,000

                    $1,286.76

                                 $11.15

Hypothetical

                          $1,000

                    $1,015.25

                                   $9.82

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2007 Semi-Annual Report  4

SCHEDULE OF INVESTMENTS - WIRELESS FUND

SEPTEMBER 30, 2007

(UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Cable & Other Pay Television Services
3,000	EchoStar Communications Corp. *	$ 140,430	1.25%

Communications Services
6,500	American Tower Corp. *	283,010
8,700	Crown Castle International Corp. *	353,481
12,100	SBA Communications Corp. *	426,888
		1,063,379	9.43%

Computer Programming Services
7,900	Amdocs Ltd.*	293,801	2.61%

Electronic Computers
1,100	Apple Inc. *	168,817	1.50%

Measuring and Controlling Devices
10,200	Trimble Navigation Ltd. *	399,942	3.55%

Radiotelephone Communications
23,000	China Unicom Ltd. **	479,320
6,000	Golden Telecom Inc.	482,940
3,300	Leap Wireless International Inc. *	268,521
4,850	NII Holdings Inc. *	398,428
1,800	United States Cellular Corp. *	176,760
12,000	Vimpel-Communications * **	324,480
		2,130,449	18.89%

Radio & TV Broadcasting & Communications Equipment
11,000	Globecomm Systems Inc. *	145,860
29,000	Motorola Inc.	537,370
15,476	Nokia Corp. **	587,005
12,675	QUALCOMM Inc.	535,645
		1,805,880	16.01%

Search, Detection, Navigation, Guidance, Aeronautical Systems
4,800	Garmin Ltd.	573,120	5.08%

Semiconductors and Related Devices
40,000	RF Micro Devices Inc. *	269,200
20,000	SiRF Technology Holdings Inc. *	427,000
19,500	Texas Instruments Inc.	713,505
		1,409,705	12.50%

Telephone Communications (No Radiotelephone)
24,000	Alaska Communications Systems Group Inc.	346,800
9,000	America Movil SA de CV **	576,000
9,200	China Mobile Limited **	754,768
		1,677,568	14.88%

Telephone & Telegraph Apparatus
9,680	Comverse Technology Inc.*	191,664
3,800	Research In Motion Ltd. *	374,490
		566,154	5.01%

Total for Common Stock (Cost $6,473,430)		10,229,245	90.71%

Cash Equivalents
1,265,342	First American Treasury Obligation Fund Cl Y Rate 4.36% ***	1,265,342	11.22%
	(Cost - $1,265,342)

	Total Investments
	(Cost - $7,738,772)	11,494,587	101.93%

	Liabilities In Excess of Other Assets	(217,363)	-1.93%

	Net Assets	$ 11,277,224	100.00%

* Non-Income producing securities.

** ADR - American Depository Receipt.

*** Variable rate security; the yield rate shown represents

the rate at September 30, 2007.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report  5

WIRELESS FUND

Statement of Assets and Liabilities (UNAUDITED)
September 30, 2007

Assets:
Investment Securities at Market Value	$ 11,494,587
(Cost - $7,738,772)
Cash	166,412
Receivables:
Securities Sold	185,581
Shareholder Purchases	65,908
Dividends and Interest	8,248
Total Assets	11,920,736
Liabilities:
Payables:
Shareholder Redemptions	14,945
Securities Purchased	614,359
Advisory Fees	14,208
Total Liabilities	643,512
Net Assets	$ 11,277,224
Net Assets Consist of:
Paid In Capital	33,093,006
Accumulated Undistributed Net Investment Loss	(12,908)
Realized Gain (Loss) on Investments - Net	(25,558,689)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	3,755,815
Net Assets, for 1,610,100 Shares Outstanding	$ 11,277,224
(Unlimited number of shares authorized without par value)
Net Asset Value and Offering Price
Per Share ($11,277,224/1,610,100 shares)	$ 7.00
Minimum Redemption Price Per Share ($7.00 * 0.98)	$ 6.86

Statement of Operations (UNAUDITED)
For the six months ended September 30, 2007
Investment Income:
Interest	$ 9,740
Dividends (Net of foreign withholding tax of $2,205)	48,872
Total Investment Income	58,612
Expenses:
Management Fees	71,520
Total Expenses	71,520

Net Investment Loss	(12,908)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	375,597
Change In Unrealized Appreciation(Depreciation) on Investments	1,613,775
Net Realized and Unrealized Gain on Investments	1,989,372

Net Increase in Net Assets from Operations	$ 1,976,464

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report  6

WIRELESS FUND

Statements of Changes in Net Assets	(Unaudited)
	4/1/2007	4/1/2006
	to	to
	9/30/2007	3/31/2007
From Operations:
Net Investment Loss	$ (12,908)	$ (68,955)
Net Realized Gain on Investments	375,597	409
Change In Net Unrealized Appreciation (Depreciation)	1,613,775	787,197
Increase in Net Assets from Operations	1,976,464	718,651
From Capital Share Transactions:
Proceeds From Sale of Shares	3,785,030	1,861,854
Proceeds From Redemption Fees (Note 2)	1,027	949
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(1,017,730)	(3,448,084)
Net Increase (Decrease) from Shareholder Activity	2,768,327	(1,585,281)

Net Increase (Decrease) in Net Assets	4,744,791	(866,630)

Net Assets at Beginning of Period	6,532,433	7,399,063
Net Assets at End of Period (Including Accumulated Undistributed	$11,277,224	$6,532,433
Net Investment Income (Loss) of ($12,908) and $0, respectively)

Share Transactions:
Issued	578,565	381,069
Reinvested	-	-
Redeemed	(170,134)	(724,058)
Net Increase (Decrease) in Shares	408,431	(342,989)
Shares Outstanding, Beginning of Period	1,201,669	1,544,658
Shares Outstanding, End of Period	1,610,100	1,201,669

Financial Highlights	(Unaudited)
Selected data for a share outstanding	4/1/2007		4/1/2006		4/1/2005	4/1/2004	4/1/2003	4/1/2002
throughout the period:	to		to		to	to	to	to
	9/30/2007		3/31/2007		3/31/2006	3/31/2005	3/31/2004	3/31/2003
Net Asset Value -
Beginning of Period	$ 5.44		$ 4.79		$ 3.22	$ 4.10	$ 2.29	$ 4.07
Net Investment Income/(Loss) ****	(0.01)		(0.05)		(0.03)	(0.06)	(0.06)	(0.04)
Net Gains or Losses on Investments
(realized and unrealized)	1.57		0.70		1.60	(0.82)	1.87	(1.74)
Total from Investment Operations	1.56		0.65		1.57	(0.88)	1.81	(1.78)
Proceeds from Redemption Fees	-	*	-	*	-	-	-	-
Net Asset Value -
End of Period	$ 7.00		$ 5.44		$ 4.79	$ 3.22	$ 4.10	$ 2.29
Total Return ***	28.68%		13.57%		48.76%	(21.46)%	79.04%	(43.74)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	11,277		6,532		7,399	5,134	9,233	4,627

Ratio of Expenses to Average Net Assets	1.95%	**	1.95%		1.95%	1.95%	1.95%	1.95%
Ratio of Net Investment Income/(Loss) to
Average Net Assets	-0.35%	**	-1.05%		-0.85%	-1.70%	-1.75%	-1.67%
Portfolio Turnover Rate	19.21%		17.13%		54.01%	55.24%	15.74%	20.08%

* Proceeds from redemption fees were less than $0.005 per share.

** Annualized.

*** Total Returns in the above table represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment. Total return calculation does not reflect redemption fee.

**** Per Share amounts calculated using Average Shares Outstanding method.

The accompanying notes are an integral part of the financial statements.

2007 Semi-Annual Report  7

NOTES TO FINANCIAL STATEMENTS - WIRELESS FUND

September 30, 2007

(UNAUDITED)

1.) ORGANIZATION

Wireless Fund (the"Fund") is a non-diversified series of the Wireless Trust (the "Trust"), an open-ended management investment company.  The Trust was organized in Massachusetts as a business trust on January 13, 2000 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund, under normal market conditions, invests at least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of September 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset

2007 Semi-Annual Report  8

Notes to the Financial Statements (Unaudited) - continued

value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six months ended September 30, 2007 proceeds from redemption fees were $1,027.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset values per share of the Fund.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund has evaluated its current tax positions and does not believe the adoption of FIN 48 has an impact on the financial statements.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

 3.)

INVESTMENT ADVISORY AGREEMENT

Value Trend Capital Management, LP (the “Adviser”), manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund.  Value Trend Capital Management, LP also pays the salaries and fees of all officers and trustees of the Trust who are also officers, partners, or employees of the Adviser.  Value Trend Capital Management, LP pays all operating expenses of the Fund, with the exception of taxes, interest, borrowing expenses (such as (a) interest and (b) dividends on short sales), brokerage commissions and extraordinary expenses.  For its services, the Adviser receives a fee of 1.95% per year of the average daily net assets of

2007 Semi-Annual Report  9

Notes to the Financial Statements  (Unaudited) - continued

the Wireless Fund.  As a result of the above calculation, for the six months ended September 30, 2007, the Adviser received management fees totaling $71,520.  At September 30, 2007, the Fund owed $14,208 to the Adviser.

4.) RELATED PARTY TRANSACTIONS

Control persons of Value Trend Capital Management, LP. also serve as directors/officers of the Fund.  These individuals receive benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.  The Trustees who are not interested persons of the Fund were paid $500 each in Trustees’ fees for the six months ended September 30, 2007 by the Adviser.

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at September 30, 2007 was $33,093,006 representing 1,610,100 shares outstanding.

6.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,093,370 and $1,380,885, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at September 30, 2007 was $7,738,772.  At September 30, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

 $4,020,493

   ($264,678)

                $3,755,815

The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

7.) LOSS CARRYFORWARDS

At September 30, 2007, the Fund had available for federal tax purposes an unused capital loss carryforward of $25,662,952, of which $14,791,414 expires in 2009, $4,289,293 expires in 2010, $1,200,315 expires in 2011, $375,757 expires in 2012, $2,851,410 expires in 2013 and $2,154,763 expires in 2014. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

8.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the six months ended September 30, 2007 and fiscal year 2007.

2007 Semi-Annual Report  10

Investment Adviser

Value Trend Capital Management, LP

480 North Magnolia Avenue, Suite 103

El Cajon, CA 92020

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Dr., Ste 400

Broadview Hts, OH 44147

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Ste 1100

Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Wireless Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

 (b) Certification  pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wireless Fund

By: /s/ Ross C. Provence

Ross C. Provence

President

Date:             12/7/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence

Ross C. Provence

President

Date:             12/7/07

By: /s/ Jeffrey R. Provence

Jeffrey R. Provence

Chief Financial Officer

Date:             12/7/07